Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Taxes

Note 13 – Income Taxes

The Company’s income tax provision for the three and six months ended June 30, 2024, was approximately $52,000 due to income taxes due on amended federal tax returns filed for 2020 and 2021 which took into account the one-time refunds received from the Employee Retention Credit program. The Company did not have any provision for income taxes for the three and six months ended June 30, 2025.

The Company’s income tax expense differs from the expected tax expense based on statutory rates primarily due to full valuation allowance for all of its subsidiaries for the three and six months ended June 30, 2025 and 2024.

Previously Reported [Member]
Income Taxes

Note 14 – Income Taxes

The Company’s loss before income taxes for the year ended December 31, 2024 and the nine months ended December 31, 2023 is as follows:

	2024	2023

United States	$(24,414,000)	$(6,173,000)
Foreign	47,000	(225,000)
	$(24,367,000)	$(6,398,000)

The Company did not have any provision for income taxes for the year ended December 31, 2024 or the nine months ended December 31, 2023.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

The Company’s net deferred tax assets as of December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
NOL Federal Carryforward	$4,085,000	$1,291,000
State NOL Carryforward	1,426,000	469,000
Inventory differences	355,000	1,173,000
Impairment of GoodWIll - Semi Cab	674,000	-
Stock option compensation expense (SFAS 123R)	179,000	159,000
Intangibles - Semi Cab	253,000	-
ROU Liability	14,000	1,022,000
Section 163(j)	694,000	151,000
Allowance for doubtful accounts	40,000	45,000
Reserve for estimated returns	476,000	384,000
Accrued vacation	20,000	8,000
	$8,216,000	$4,702,000
Less: valuation allowance	(8,039,000)	(3,600,000)
Net deferred tax asset	$176,000	$1,103,000

Depreciable and amortizable assets	(39,000)	(67,000)
ROU Asset	(14,000)	(1,000,000)
Warrant Liability	(92,000)	-
Prepaid expenses	(32,000)	(35,000)

Net deferred tax liability	$(176,000)	$(1,103,000)
	$-	$-

The Company recognizes federal, state and foreign current tax liabilities or assets based on its estimate of taxes payable to or refundable by tax authorities in the current fiscal year. The Company also recognizes federal, state and foreign deferred tax liabilities or assets based on the Company’s estimate of future tax effects attributable to temporary differences and carryforwards. The Company records a valuation allowance to reduce any deferred tax assets by the amount of any tax benefits that, based on available evidence and judgment, are not expected to be realized.

The Company performed an analysis in accordance with the provisions of ASC 740, which requires an assessment of both positive and negative evidence when determining whether it is more likely than not that deferred tax assets are recoverable. The analysis performed to assess the realizability of the deferred tax assets included an evaluation of the pattern and timing of the reversals of temporary differences and the length of carryback and carryforward periods available under the applicable federal, state and foreign laws; and the amount and timing of future taxable income. The Company evaluated the realizability of its deferred tax assets as of December 31, 2024 and 2023 in accordance with accounting principles generally accepted in the United States of America and concluded that a valuation allowance against all of the Company’s deferred tax assets was necessary based upon the Company’s conclusions regarding, among other considerations, the Company’s recent history of losses and projected losses for fiscal year 2024 and in the future.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

The actual tax provision differs from the “expected” tax for the year ended December 31, 2024 and the nine months ended December 31, 2023 (computed by applying the U.S. Federal Corporate tax rate of 21% to income before taxes) as follows:

	December 31, 2024	December 31, 2023

Expected tax expense (benefit)	$(5,117,000)	$(1,344,000)
State income taxes, net of Federal income tax effect	(1,574,000)	(326,000)
Permanent differences	(441,000)	104,000
Permanent difference loss on issuance of warrants	2,441,000	-
Tax rate differential on foreign earnings	13,000	59,000
Change in valuation allowance	4,428,000	1,495,000
Other	250,000	11,000
Actual tax (benefit) provision	$-	$-

At December 31, 2024 and 2023, the Company had federal tax net operating loss carryforwards in the amount of $19,452,000 and $6,149,000, respectively, that begin to expire in the year 2025. The net operating loss carryforward is subject to an IRS Section 382 limitation that limited the amount available to use beginning in fiscal 2020 to $150,000 per year. In addition, the Company had state tax net operating loss carryforwards during those periods of $23,100,000 and $2,453,000, respectively that began to expire in 2024. These tax net operating loss carryforwards may be subject to further adjustment based on future changes in ownership.

At December 31, 2024, the Company evaluated the realizability of its deferred tax assets in accordance with GAAP and concluded that a valuation allowance of $8,039,000 against deferred tax assets is necessary. The change in valuation allowance increased $4,439,000 to $8,039,000 as of December 31, 2024 from $3,600,000 as of December 31, 2023. The recognition of the remaining net deferred tax asset and corresponding tax benefit is based upon the Company’s conclusions regarding, among other considerations, the Company’s current and anticipated customers, contracts and product introductions, and recent operating results.